Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	May 30, 2026	Apr. 30, 2026	Feb. 26, 2026	Dec. 15, 2023	Mar. 07, 2023	Mar. 31, 2026	Mar. 12, 2026	Dec. 31, 2025	Aug. 20, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Accrued interest			$ 1.0
Pre-Funded Warrants			185,527			5,009,321	371,057	3,525,094		93,266	36,766
Warrant exercise price per share						$ 0.65		$ 0.88
Return for a pre-funded warrant							$ 2.0
Common stock exercise price							$ 0.11
Purchase price per share							$ 5.39
Short Term Debt, Outstanding Amount			$ 0.0
Common Stock, Shares Authorized						500,000,000		500,000,000		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share						$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Third Tranche [Member]
Subsequent Event [Line Items]
Accrued interest			1.0
Hercules Term Loan Agreement [Member]
Subsequent Event [Line Items]
Short Term Debt, Outstanding Amount				$ 1.0
Maximum [Member]
Subsequent Event [Line Items]
Waive additional accrued and unpaid interest			$ 0.1					$ 0.1
Maximum [Member] | Hercules Term Loan Agreement [Member]
Subsequent Event [Line Items]
Short Term Debt, Outstanding Amount					$ 12.5
Subsequent Event [Member]
Subsequent Event [Line Items]
Pre-Funded Warrants	113,636	113,636	185,527				371,057
Warrant exercise price per share		$ 0.11
Return for a pre-funded warrant							$ 2.0
Common stock exercise price							$ 0.11
Purchase price per share							$ 5.39
Short Term Debt, Outstanding Amount			$ 0.0
Common stock upon conversion of warrant exercise shares		227,272
Proceeds from Warrant Exercises		$ 0.1
Rescission of warrant exercises shares	227,272
Stockholders' Equity, Reverse Stock Split	In May 2026, the Company effected a one-for-eleven reverse stock split of its common stock. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the reverse stock split.
Common Stock, Shares Authorized	100,000,000	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Subsequent Event [Member] | Third Tranche [Member]
Subsequent Event [Line Items]
Accrued interest			1.0
Subsequent Event [Member] | Hercules Term Loan Agreement [Member] | Third Tranche [Member]
Subsequent Event [Line Items]
Short Term Debt, Outstanding Amount			$ 1.0
Subsequent Event [Member] | Coastlands Member | Third Tranche [Member]
Subsequent Event [Line Items]
Share Price			$ 5.39
Pre-Funded Warrants			927,643
Warrant exercise price per share			$ 0.11
Return for a pre-funded warrant			$ 5.0